Stock Options	12 Months Ended
Dec. 31, 2025
Stock Options [Abstract]
STOCK OPTIONS

NOTE 20 - STOCK OPTIONS

On September 7, 2022, the Compensation Committee of the Board of Directors of the Company approved the grant of stock options to purchase 5,000,000 shares of the Company’s Ordinary Shares, at an exercise price of $2.07 per share, to the Company’s senior employees. The stock options will vest ratably over three years on October 7, 2023, October 7, 2024 and October 7, 2025, respectively, and expire on the tenth anniversary of the grant date. The Company valued the stock options at $6,704,829 and has amortized the stock compensation expense using the graded vesting method over the service period from September 7, 2022, through October 7, 2025. The value of the stock options was estimated using the Binomial Tree Model with an expected volatility of 79.83%, an expected life of 10 years, a risk-free interest rate of 3.27% and an expected dividend yield of 0.00%. As of December 31, 2025, 1,666,661 shares have been exercised.

On July 1, 2023, the Compensation Committee of the Board of Directors of the Company approved the grant of stock options to purchase 68,019 shares of the Company’s Ordinary Shares, at an exercise price of $3.96 per share, to the Company’s employees. The stock options will vest ratably over three years on July 1, 2024, July 1, 2025 and July 1, 2026, respectively, and expire on the tenth anniversary of the grant date. The Company valued stock options at $172,601 and has amortized the stock compensation expense using the graded vesting method over the service period from July 1, 2023, to July 1, 2026. The value of the stock options was estimated using the Binomial Tree Model with an expected volatility of 78.08%, an expected life of 10 years, a risk-free interest rate of 3.81% and an expected dividend yield of 0.00%. As of December 31, 2025, 59,019 shares have been forfeited.

On March 19, 2025, the Compensation Committee of the Board of Directors of the Company approved the grant of stock options to purchase 854,756 shares of the Company’s Ordinary Shares, at an exercise price of $1.50 per share, to the Company’s employees. The stock options will vest ratably over three years on October 6, 2025, October 6, 2026 and October 6, 2027, respectively, and expire on the tenth anniversary of the grant date. The Company valued the stock options at $887,801 and has amortized the stock compensation expense using the graded vesting method over the service period from October 6, 2024, to October 6, 2027 after the approval of grant of share option. The value of the stock options was estimated using the Binomial Tree Model with an expected volatility of 74.45%, an expected life of 10 years, a risk-free interest rate of 4.25% and an expected dividend yield of 0.00%.

The following is a summary of the stock option activities of the Company:

	Number of Shares	Weighted Average Exercise Price
Outstanding as of December 31, 2023	4,301,358	$3.7
Granted	-	-
Exercised	-	-
Cancelled	-	-
Forfeited	-	-
Outstanding as of December 31, 2024	4,301,358	$3.70
Granted	854,756	1.50
Exercised	-	-
Cancelled	-	-
Expired	(900,000)	9.72
Forfeited	(59,019)	3.96
Outstanding as of December 31, 2025	4,197,095	$1.96

The fair value of each of the 3,333,339 options issued to the employees on September 7, 2022 is $1.34 per share. The fair value of each of the 9,000 options issued to the employees on July1, 2023 is $2.54 per share. The fair value of each of the 854,756 options issued to the employees on March 19, 2025 is $1.04 per share.

There were $1,025,646, $1,584,443 and $3,476,058 in stock compensation expenses associated with stock options booked for the years ended December 31, 2025, 2024 and 2023, respectively.